Description of Organization and Business Operations	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Description of Organization and Business Operations
Note 1. Organization and Business
WeWork Companies Inc. was founded in 2010. The We Company was incorporated under the laws of the state of Delaware in April 2019 as a direct wholly-owned subsidiary of WeWork Companies Inc. As a result of various legal entity reorganization transactions undertaken in July 2019, The We Company became the holding company of our business, and the then-stockholders of WeWork Companies Inc. became the stockholders of The We Company. WeWork Companies Inc. is the predecessor of the Company for financial reporting purposes. Effective October 14, 2020, The We Company changed its legal name to WeWork Inc
.
Effective October 20, 2021, in connection with the BowX Merger Agreement and Business Combination as defined and discussed below, (i) WeWork Inc. changed its legal name to New WeWork Inc.; (ii) New WeWork Inc. merged with and into BowX Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of BowX Acquisition Corp., with New WeWork Inc. surviving the merger; (iii) New WeWork Inc. then merged with and into BowX Merger Subsidiary II, LLC, a Delaware limited liability company and wholly owned subsidiary of BowX Acquisition Corp., with BowX Merger Subsidiary II, LLC surviving the second merger; and (iv) BowX Merger Subsidiary II, LLC changed its legal name to WW Holdco LLC (“Legacy WeWork” or the “Company”). In connection with the Business Combination, BowX Acquisition Corp. changed its name to WeWork Inc. (“PubCo”).
The Company holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC. The Company, through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the legal entity reorganization.
Our core global business offering integrates space, community, services and technology in 764 locations, including 631 Consolidated Locations, around the world as of September 1, 2021. Our membership offerings are designed to accommodate our members’ distinct space needs. We provide our members the optionality to choose from a dedicated desk, a private office or a fully customized floor with the flexibility to choose the type of membership that works for them on a monthly subscription basis, through a multi-year membership agreement or on a pay-as-you-go
basis.
The Company’s operations are headquartered in New York.
All references to “we”, “us”, “our”, “WeWork”, “Legacy WeWork” and the “Company” are references to (A) prior to the closing of the Business Combination on October 20, 2021, WeWork Inc. and its subsidiaries on a consolidated basis and (B) after the closing of the Business Combination on October 20, 2021, WeWork Holdco LLC and its subsidiaries on a consolidated basis. All references to “PubCo” are references to (A) prior to the closing of the Business Combination on October 20, 2021, BowX Acquisition Corp. and (B) after the closing of the Business Combination on October 20, 2021, WeWork Inc. (formerly known as BowX Acquisition Corp.). All references to “SBG” are references to SoftBank Group Corp. or a controlled affiliate or subsidiary thereof, but, unless the context otherwise requires, does not include SVF Endurance (Cayman) Limited (“SVFE”) or the SoftBank Vision Fund (AIV M1) L.P. (“SoftBank Vision Fund”).
In October 2019, the Company entered into an agreement with SBG and SoftBank Vision Fund for additional equity and debt financing, as well as a number of changes to the Company’s corporate governance, including changes to the voting rights associated with certain series of the Company’s capital stock (as subsequently amended, the “Master Transaction Agreement”). The changes associated with this October 2019 agreement, and related agreements and amendments entered into subsequent to October 2019, as described throughout these financial statement notes, are collectively referred to as the “SoftBank Transactions.” SBG is a principal stockholder with representation on the Company’s Board of Directors.
BowX Merger Agreement
On March 25, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, PubCo, and BowX Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of PubCo (“Merger Sub”).
As previously disclosed, on October 20, 2021, the transactions contemplated by the Merger Agreement closed and, among other things and upon the terms and subject to the conditions of the Merger Agreement, the following occurred (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

•
at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), Merger Sub merged with and into the Company, the separate corporate existence of Merger Sub ceased and the Company was the surviving corporation and became a wholly owned subsidiary of PubCo (the “Merger”);

•
immediately following the Merger and as part of the same overall transaction as the Merger, the Company merged with and into BowX Merger Subsidiary II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of PubCo (Merger Sub II and such transaction, the “Second Merger”), with Merger Sub II being the surviving entity of the Second Merger;

•
as a result of the Merger, among other things, all outstanding shares of capital stock of the Company (other than shares of Class C common stock of the Company, treasury shares, shares held by stockholders who have perfected and not withdrawn a demand for appraisal rights pursuant to the DGCL and shares of Company stock subject to options, warrants and restricted stock units (“RSUs”)) were cancelled in exchange for the right to receive a number of newly issued shares of Class A common stock, par value $0.0001 per share, of PubCo (“Class A Common Stock”) determined using an exchange ratio (the “Exchange Ratio”) which was determined based on a pre-money
enterprise valuation of the Company of approximately $9.0 billion, a $10.00 price per share of Class A Common Stock and the fully diluted equity capitalization of the Company immediately prior to the Closing (which was equal to 0.82619);

•
shares of Class C common stock of the Company were cancelled in exchange for the right to receive a number of newly issued shares of Class C common stock, par value $0.0001 per share, of PubCo (“Class C Common Stock”) determined using the Exchange Ratio;

•
outstanding options and warrants to purchase Company stock and RSUs were converted into the right to receive options or warrants to purchase shares of Class A Common Stock or restricted stock units representing the right to receive shares of Class A Common Stock, as applicable, on the same terms and conditions that are in effect with respect to such options, warrants or RSUs on the day of Closing, subject to adjustments using the Exchange Ratio, as described below;

•	BowX Acquisition Corp. was renamed “WeWork Inc.”; and

•
Upon Closing, PubCo received approximately $1.3 billion in gross cash proceeds consisting of approximately $333.0 million from the PubCo trust account, $150.0 million from the previously announced backstop investment by DTZ Worldwide Limited, a parent company to Cushman & Wakefield U.S., Inc. (the “Backstop Investor”), and $800.0 million from the PIPE Investment (as defined below).

Immediately after giving effect to the Business Combination, there were 696,492,801 issued and outstanding shares of Class A Common Stock and 19,938,089 issued and outstanding shares of Class C Common Stock. PubCo’s public units separated into their component securities upon consummation of the Business Combination and, as a result, no longer trade as a separate security and were delisted from the Nasdaq Stock Market LLC (“Nasdaq”). As of the date of the Closing, PubCo’s post-Closing directors and executive officers and their respective affiliated entities beneficially owned approximately 4.1% of the outstanding shares of Class A Common Stock, which represents approximately 4.0% of the total voting power of our outstanding shares, and no outstanding shares of Class C Common Stock, and the securityholders of PubCo immediately prior to the Closing (which includes Vivek Ranadivé, who is one of PubCo’s post-Closing directors) beneficially owned post-Closing approximately 6.1% of the outstanding shares of Class A Common Stock, which represents approximately 5.9% of the total voting power of our outstanding shares, and no outstanding shares of Class C Common Stock. On October 21, 2021, the shares of Class A Common Stock and the public warrants of PubCo began trading on the New York Stock Exchange.
Certain Related Agreements
Subscription Agreements
On March 25, 2021, concurrently with the execution of the Merger Agreement, PubCo entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors collectively subscribed for 80,000,000 shares of Class A Common Stock for $10.00 per share, for an aggregate subscription price equal to $800.0 million, (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing.
Backstop Investment
On October 13, 2021, PubCo entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with DTZ Worldwide (the “Backstop Investor”), pursuant to which, and on the terms and subject to the conditions of which, the Backstop Investor committed to subscribe for the number of shares of Class A Common Stock validly redeemed by the public stockholders of PubCo in connection with the Merger, subject to a cap of 15,000,000 shares of Class A Common Stock (the “Cap”). The purchase price for such shares of Class A Common Stock is equal to $10.00 per share multiplied by the number of shares of Class A Common Stock validly redeemed by the public stockholders of PubCo in connection with the Business Combination subject to the Cap, for an aggregate purchase price of up to $150.0 million (the “Backstop Investment”). The terms of the Backstop Investment substantially conform to the terms of the Subscription Agreements with the PIPE Investors. Substantially concurrently with the Closing, the Backstop Investor subscribed for 15,000,000 shares of Class A Common Stock for $150.0 million. So long as the Backstop Investor continues to hold a specified amount of shares of Class A Common Stock, then the Backstop Investor has the right to designate a board observer to the board of directors of PubCo (the “Board”).

Credit Support Letter (LC)
On March 25, 2021, WeWork Companies LLC, SBG and PubCo entered into a letter agreement (the “Credit Support Letter”) pursuant to which SBG has committed to consent to an extension of the termination date of the Credit Agreement from February 10, 2023 to no later than February 10, 2024 (the “LC Facility Termination Extension”), subject to the terms and conditions set forth therein. Any LC Facility Termination Extension will require the requisite consent of the lenders thereunder.
Credit Support Letter (SSN)
On March 25, 2021, the Company and an affiliate of SBG entered into a letter agreement pursuant to which the Company and an affiliate of SBG have agreed to amend and restate the terms of the Master Senior Secured Notes Note Purchase Agreement that governs the SoftBank Senior Secured Notes (as amended and restated, the “A&R Senior Secured Note Purchase Agreement”) on the earlier of (i) the Closing and (ii) August 12, 2021. The A&R Senior Secured Note Purchase Agreement allows the Company to borrow up to an aggregate principal amount of $550.0 million of senior secured debt in the form of new 7.5% senior secured notes (the “A&R Senior Secured Notes”).
It was a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest. The A&R Senior Secured Note Purchase Agreement allows the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
In August 2021, the Company and SBG agreed to amend and restate the terms of the Master Senior Secured Notes Note Purchase Agreement that governs the SoftBank Senior Secured Notes to extend the draw period from August 12, 2021 to September 30, 2021. In September 2021, the Company and SBG agreed to amend and restate the terms to extend the draw period from September 30, 2021 to October 31, 2021. On October 20, 2021, the Company and SBG entered into the A&R Senior Secured Note Purchase Agreement.
Warrants
On October 20, 2021, PubCo issued to (i) SB WW Holdings (Cayman) Limited (“SBWW”) a warrant (the “SBWW Warrant”) to purchase a number of shares of Class A Common Stock (rounded to the nearest whole share) equal to 35,038,960 multiplied by the Exchange Ratio (which product is equal to 28,948,838 shares of Class A Common Stock), subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent) (which quotient is equal to a price per share equal to $0.01) and (ii) SVFE a warrant (the “SVFE Warrant” and, together with the SBWW Warrant, the “First Warrants”) to purchase a number of shares of Class A Common Stock (rounded to the nearest whole share) equal to 12,327,444 multiplied by the Exchange Ratio (which product is equal to 10,184,811 shares of Class A Common Stock), subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent) (which quotient is equal to a price per share equal to $0.01). The First Warrants will expire on the tenth anniversary of the Closing. Although the First Warrants were issued by PubCo, solely for purposes of calculating the Exchange Ratio used in the Business Combination, the First Warrants are treated in the same manner as a hypothetical outstanding warrant to purchase 47,366,404 shares of Company Class A common stock at an exercise price of $0.01 per share.
The First Warrants issued to SBWW and SVFE were an inducement to obtain SBWW’s and SVFE’s, and their respective affiliates’, support in effectuating the automatic conversion of Company preferred stock on a one-to-one
basis to Company common stock.
At the Exchange Ratio, the SBWW Warrant enables SBWW to purchase 28,948,838 shares of Class A Common Stock. Assuming a price of $10 per share, the SBWW Warrant has an estimated fair value of approximately $289.5 million. At the Exchange Ratio, the SVFE Warrant enables SVFE to purchase 10,184,811 shares of Class A Common Stock. Assuming a price of $10 per share, the SBWW Warrant has an estimated fair value of approximately $101.8 million.
Additionally, concurrently with and contingent upon the LC Facility Termination Extension, PubCo will issue to SBG or its designees one or more warrants (collectively, the “LC Warrant”) to purchase a number of shares of Class A Common Stock (rounded to the nearest whole share) equal to 14,431,991 multiplied by the Exchange Ratio, subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent). The LC Warrant would expire on the tenth anniversary of the date of issuance.
Additionally, as a result of and upon the Closing, in accordance with the applicable terms of the warrants to purchase Class A common stock of the Company and the warrants to purchase Series
H-3
preferred stock of the Company and/or Series
H-4
preferred stock of the Company (collectively, the “Company Warrants”), the Company Warrants were converted into the right to receive a warrant to purchase shares of Class A Common Stock upon the same terms and conditions as are in effect with respect to such Company Warrants immediately prior to the effective time of the Merger (the “Converted Company Warrants”) except that (i) such Converted Company Warrants relate to that whole number of shares of Class A Common Stock (rounded down to the nearest whole share) equal to the number of shares of Company capital stock subject to such Company Warrants, multiplied by the Exchange Ratio, and (ii) the exercise price per share for each such Converted Company Warrants is equal to the exercise price per share of such Company Warrants in effect immediately prior to the effective time of the Merger, divided by the Exchange Ratio (the exercise price per share, as so determined, being rounded up to the nearest full cent).
Additionally, outstanding warrants to purchase an aggregate of 23,873,333 shares of Class A Common Stock, comprising 16,100,000 public warrants and 7,773,333 private placement warrants, that were outstanding and held by equityholders of PubCo prior to the Closing will become exercisable in accordance with the terms of the warrant agreement governing those securities. Such warrants will become exercisable 30 days after the completion of the Business Combination. To the extent such warrants are exercised, additional shares of Class A Common Stock will be issued, which will result in dilution to the holders of Class A Common Stock and increase the number of shares eligible for resale in the public market.
Amended and Restated Registration Rights Agreement
On October 20, 2021, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, PubCo entered into the Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) with BowX Sponsor, LLC (the “Sponsor”), certain stockholders of PubCo and certain stockholders of the Company. Pursuant to the Registration Rights Agreement, PubCo agreed to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of Class A Common Stock and other equity securities of PubCo that are held by the parties thereto from time to time. In certain circumstances, various parties to the Registration Rights Agreement can collectively demand up to nine underwritten offerings and are entitled to piggyback registration rights, in each case subject to certain limitations set forth in the Registration Rights Agreement.
Stockholders Agreement
On October 20, 2021, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, PubCo entered into the Stockholders Agreement (the “Stockholders Agreement”) with the Sponsor, SBWW, SVFE and Benchmark Capital Partners VII (AIV), L.P. Pursuant to the Stockholders Agreement, so long as each such holder of Class A Common Stock continues to hold a specified amount of Class A Common Stock, then each such holder has the right to designate for nomination by the Board the number of candidates for election to the Board specified in the Stockholders Agreement. The Stockholders Agreement also provides that (i) so long as certain Insight Partners investors continue to hold a specified amount of Class A Common Stock, then Insight Partners has the right to designate a director and (ii) so long as certain Starwood Capital investors continue to hold a specified amount of Class A Common Stock, then Starwood Capital has the right to designate a board observer.
Indemnification Agreements
On October 20, 2021, PubCo entered into separate indemnification agreements with its directors and executive officers. These agreements, among other things, require PubCo to indemnify its directors and executive officers for certain liabilities and expenses, including attorneys’ fees, judgments, fines, and settlement amounts incurred by a director or executive officer in any action or proceeding arising out of their services as one of its directors or executive officers or any other company or enterprise to which the person provides services at its request.
WeWork Partnership
On October 20, 2021, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the partnership agreement for the WeWork Partnership (the “LPA”) was amended at the Closing to implement mechanical changes to reflect the conversion of shares of capital stock of Legacy WeWork to shares of Class A Common Stock of PubCo (including the conversion of shares of Legacy WeWork Class C Common Stock into shares of Class C Common Stock of PubCo). Specifically, the number of outstanding partnership interests (including all WeWork Partnerships Profits Interest Units) was adjusted to equal the number of shares of the corresponding class of common stock of PubCo (which, in the case of the WeWork Partnerships Profits Interest Units, is the Class C Common Stock of PubCo), taking into account the Exchange Ratio in the Merger. The distribution threshold and catch-up
base amount for the WeWork Partnerships Profits Interest Units were also equitably adjusted to maintain the pre-Business
Combination economics of the WeWork Partnerships Profits Interest Units. The distribution threshold for Adam Neumann’s WeWork Partnerships Profits Interest Units was also adjusted downward based on closing date pricing of the Business Combination.
Following the Business Combination, vested WeWork Partnerships Profits Interest Units can, at the election of the holder of the WeWork Partnerships Profits Interest Units, be (a) converted into WeWork Partnership Class A Common Units or (b) exchanged (along with the corresponding shares of PubCo Class C Common Stock) for (at PubCo’s election) shares of Class A Common Stock or cash of an equivalent value, assuming that the trading price of a share of Class A Common Stock exceeds the per-unit
distribution threshold for these WeWork Partnerships Profits Interest Units (which generally represents the liquidation value of a share of WeWork Class A Common Stock on the date such WeWork Partnerships Profits Interest Units were granted). The exchange value takes into account, among other things, the value of a share of Class A Common Stock and the catch-up
base amount of the WeWork Partnerships Profits Interest Units being exchanged. A catch-up
base amount is similar to an option exercise price and represents, for each WeWork Partnerships Profits Interest Unit exchanged, the value of a share of common stock that the holder of WeWork Partnerships Profits Interest Units will not receive upon exchange. A higher value and a lower
catch-up
base amount each generally will result in more shares of Class A Common Stock being issued to the exchanging holder (except the number of shares of Class A Common Stock issuable upon exchange of each WeWork Partnerships Profits Interest Unit can never be greater than one). On October 21, 2021, Adam Neumann elected to convert his WeWork Partnerships Profits Interest Units into WeWork Partnership Class A Common Units.
2021 Equity Incentive Plan
On October 20, 2021, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the adoption and approval of the WeWork Inc. 2021 Equity Incentive Plan (the “Equity Incentive Plan”) was ratified by the Board. The Equity Incentive Plan is designed to provide an additional incentive to persons whose contributions are essential to the success of the business and to attract and retain competent and dedicated persons whose efforts will result in long-term profitability. The Equity Incentive Plan is administered by the Board or an authorized committee thereof comprised of non-employee
directors (the “plan administrator”). The purpose of the Equity Incentive Plan is to assist eligible employees in acquiring a stock ownership interest in the Company, to align such employees’ interests with those of our stockholders, and to encourage such employees to remain in the employment of the Company.
The Equity Incentive Plan provides that the number of shares of Class A Common Stock initially reserved for issuance thereunder shall be equal to 5% of the Aggregate Fully Diluted Company Capital Stock (as defined in the Merger Agreement) as of the Closing, subject to adjustment as provided by Section 5 of the Equity Incentive Plan (the “Equity Incentive Plan Share Reserve”). The Equity Incentive Plan Share Reserve is equal to 39,657,781 shares.
2021 Employee Stock Purchase Plan
On October 20, 2021, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the adoption and approval of the WeWork Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) was ratified by the Board. The ESPP is designed to allow eligible employees of the Company to purchase shares of Class A Common Stock with their accumulated payroll deductions. The ESPP is administered by the Board or an authorized committee thereof comprised of non-employee
directors (the “ESPP administrator”). The ESPP is divided into two components: the “423 Component” and the
“Non-423
Component.” The 423 Component is intended to qualify under Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). The
Non-423
Component is not intended to qualify under Section 423 of the Code and may generally be used to grant stock options to certain
non-U.S.
employees and other employees designated by the ESPP administrator. The purpose of the ESPP is to assist eligible employees in acquiring a stock ownership interest in the Company, to align such employees’ interests with those of our stockholders, and to encourage such employees to remain in the employment of the Company. The equity offers under the ESPP are intended to assist the Company in recruiting and retaining highly qualified employees.
The ESPP provides that the number of shares of Class A Common Stock initially reserved for issuance thereunder shall be equal to 1% of the Aggregate Fully Diluted Company Capital Stock as of the Closing, subject to adjustment as provided by Section 16 of the ESPP (the “ESPP Share Reserve”). The ESPP Share Reserve is equal to 7,931,556 shares.
The foregoing description is not complete and is supplemented by the
8-K/A
and the Current Reports on Form
8-K
filed by PubCo on September 29, 2021, October 18, 2021 and October 26, 2021, for the Merger Agreement,

the Subscription Agreements, the Backstop Subscription Agreement, the Credit Support Letter, the A&R Senior Secured Note Purchase Agreement, the First Warrants, the Registration Rights Agreement, the Stockholders Agreement, the form of indemnification agreement, the LPA, the Equity Incentive Plan and the ESPP and the transactions contemplated thereby.

Note 1. Organization and Business
WeWork Companies Inc. was founded in 2010. The We Company was incorporated under the laws of the state of Delaware in April 2019 as a direct wholly-owned subsidiary of WeWork Companies Inc. As a result of various legal entity reorganization transactions undertaken in July 2019, The We Company became the holding company of our business, and the then-stockholders of WeWork Companies Inc. became the stockholders of The We Company.
Effective October 14, 2020, The We Company changed its legal name to WeWork Inc.
WeWork Inc. holds an indirect general partner interest and indirect limited partner interests in The We Company Management Holdings L.P. (the “WeWork Partnership”). The WeWork Partnership owns 100% of the equity in WeWork Companies LLC. WeWork Inc., through the WeWork Partnership and WeWork Companies LLC, holds all the assets held by WeWork Companies Inc. prior to the legal entity reorganization and is subject to all the liabilities to which WeWork Companies Inc. was subject prior to the legal entity reorganization.
The legal entity reorganization was accounted for as a transfer among entities under common control and the assets and liabilities transferred were recorded based on historical cost and the financial statements are presented as if the transfer occurred at the beginning of the periods presented. WeWork Companies Inc. is the predecessor of WeWork Inc. for financial reporting purposes.
Our core global business offering integrates space, community, services and technology in 851 locations around the world as of December 1, 2020. Our membership offerings are designed to accommodate our members’ distinct space needs. We provide our members the optionality to choose from a dedicated desk, a private office or a fully customized floor with the flexibility to choose the type of membership that works for them on a monthly subscription basis, through a multi-year membership agreement or on a pay-as-you-go basis.
The Company’s operations are headquartered in New York.
All references to “we”, “us”, “our”, “WeWork” and the “Company” are references to WeWork Inc. and its subsidiaries on a consolidated basis; and all references to “SBG” are references to SoftBank Group Corp. or a controlled affiliate or subsidiary thereof, but, unless the context otherwise requires, does not include SVF Endurance (Cayman) Limited (“SVFE”) or SoftBank Vision Fund (AIV M1) L.P. (“SoftBank Vision Fund”).
In October 2019, and as subsequently amended, the Company entered into an agreement with SBG and SoftBank Vision Fund for additional equity and debt financing, as well as a number of changes to the Company’s corporate governance, including changes to the voting rights associated with certain series of the Company’s capital stock (the “Master Transaction Agreement”). The changes associated with this October 2019 agreement, and related agreements and amendments entered into subsequent to October 2019, as described throughout these financial statement notes, are collectively referred to as the “SoftBank Transactions”. SBG is a principal stockholder with representation on the Company’s Board of Directors.

BOWX ACQUISITION CORP [Member]
Description of Organization and Business Operations
Note 1 — Description of Organization and Business Operations
Organization and General
BowX Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on May 19, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination (“Initial Business Combination”) with one or more operating businesses or entities that it has not yet selected (a “target business”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company initially intends to focus its search on target businesses in the technology, media and telecommunications industries. The Company has neither engaged in any operations nor generated revenue to date. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from May 19, 2020 (inception) through December 31, 2020 had been related to the Company’s formation and the IPO described below, and since the offering, the search for a prospective Initial Business Combination. The Company will not generate any operating revenue until after the completion of its Initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of income earned on investments or cash and cash equivalents in the Trust Account (as defined below). The Company has selected December 31 as its fiscal year end.
Sponsor and Financing
The Company’s sponsor is BowX Sponsor, LLC, a Delaware limited liability company of which Vivek Ranadivé, the Company’s Chairman of the Board and
Co-Chief
Executive Officer, and Murray Rode, the Company’s
Co-Chief
Executive Officer and Chief Financial Officer, are the managing members (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on August 4, 2020. On August 7, 2020, the Company consummated its IPO of 42,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $420.0 million, and incurring offering costs of approximately $23.6 million, inclusive of $14.7 million in deferred underwriting commissions (Note 4). On August 10, 2020, the underwriter exercised the over-allotment option to purchase an additional of 6,300,000 Units at $10.00 per Unit and the Company consummated the sale of such Units on August 13, 2020, generating additional gross proceeds of $63.0 million, and incurring additional offering costs of approximately $3.5 million, inclusive of approximately $2.2 million in deferred underwriting commissions.
Simultaneously with the closing of the IPO, the Company consummated the private placement (“Private Placement”) of 6,933,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to certain of the Company’s initial stockholders and certain funds and accounts managed by subsidiaries of BlackRock, Inc (the “Private Placement Warrants Purchasers”), generating gross proceeds of $10.4 million (Note 4), and incurring offering costs of approximately $8,000. In connection with the consummation of the sale of additional Units pursuant to the underwriter’s over-allotment option on August 13, 2020, the Company sold an additional 840,000 Private Placement Warrants to the Private Placement Warrants Purchasers, generating additional gross proceeds of approximately $1.3 million, and incurring offering costs of approximately $1,000.
Trust Account
Upon the closing of the IPO and the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the IPO and Private
Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and held as cash or invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in money market funds meeting certain conditions under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Pursuant to stock exchange listing rules, the Company must complete an initial Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in Trust Account will be released until the earliest of: (i) the completion of the Business Combination; (ii) the redemption of any of Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend certain provisions of the Company’s amended and restated certificate of incorporation prior to an initial Business Combination and (iii) the redemption of 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below).
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its IPO, although substantially all of the net proceeds of the IPO are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.
The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which Public Stockholders may seek to redeem their Public shares, regardless of whether they vote for or against the Business Combination or do not vote at all, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, or (ii) provide the Public Stockholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. Except as required by applicable law, the decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Company’s initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a stockholder will have the right to redeem such holder’s Public Shares for an amount in cash equal to such holder’s pro rata share of the aggregate amount on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest not previously released to the Company to pay its franchise and income taxes. As a result, such common stock has been recorded at redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standard Board (“FASB”), Accounting Standard Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.” The amount in the Trust Account was initially $10.00 per Public Share.
The Company will only have 24 months from the closing of the IPO, or August 7, 2022, to complete its initial Business Combination (the “Combination Period”). If the Company does not complete a Business Combination within this period of time (and stockholders do not approve an amendment to the amended and restated certificate of incorporation to extend this date), it will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the
Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Company’s Sponsor and the other holders of the Founder Shares (as defined below), excluding funds and accounts managed by subsidiaries of BlackRock, Inc (the “initial stockholders”), have entered into agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below)
in the event the Company does not complete a Business Combination within the required time period; provided, however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire Public Shares in or after the IPO, they will be entitled to a pro rata share of the Trust
Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period. In the event of such distribution, it is possible that the per share value in the Trust Account will be less than the price per Unit sold in the IPO.
Liquidity and Capital Resources
As of December 31, 2020, the Company had approximately $0.9 million of cash in its operating account and approximately $227,000 of investment income in the Trust Account.
Through December 31, 2020, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Chairman and
Co-Chief
Executive Officer to cover for certain offering costs in exchange for the issuance of the Founder Shares (as defined below), the loan under the Note of approximately $150,000 (see Note
5) to the Company to cover for offering costs in connection with the IPO. Subsequent to the consummation of the IPO on August 7, 2020, the liquidity needs have been satisfied through the remaining balance of the Note and advancement of funds of approximately $45,000 from a related party, for total outstanding balance of Note and advances of approximately $195,000, and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note and advances on August 7, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2020, there were no amounts outstanding under any Working Capital Loans.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
Note 1—Description of Organization and Business Operations
Organization and General
BowX Acquisition Corp. (the “Company”, or BowX),
predecessor
to WeWork Inc. was incorporated as a Delaware corporation on May 19, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination (“Business Combination”) with one or more operating businesses or entities that it has not yet selected. The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company has neither engaged in any operations nor generated revenue to date. As of September 30, 2021, the Company was an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).
As of September 30, 2021, the Company had not commenced any operations. All activity for the period from May 19, 2020 (inception) through September 30, 2021, had been related to the Company’s formation and the initial public offering (“Initial Public Offering”) described below, and since the offering, the search for a prospective Business Combination. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the
form
of interest income on investments held in the Trust Account (as defined below).
Sponsor and Financing
The Company’s sponsor is BowX Sponsor, LLC, a Delaware limited liability company of which Vivek Ranadivé, the Company’s Chairman of the Board and
Co-Chief
Executive Officer, and Murray Rode, the Company’s
Co-Chief
Executive Officer and Chief Financial Officer, are the managing members (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 4, 2020. On August 7, 2020, the Company consummated its Initial Public Offering of 42,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $420.0 million, and incurring offering costs of approximately $23.6 million, inclusive of $14.7 million in deferred underwriting commissions (Note 5). On August 10, 2020, the underwriter exercised the over-allotment option to purchase an additional of 6,300,000 Units at the Initial Public Offering price at $10.00 per Unit and the Company consummated the sale of such Units on August 13, 2020, generating additional gross proceeds of $63.0 million, and incurring additional offering costs of approximately $3.5 million, inclusive of approximately $2.2 million in deferred underwriting commissions.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,933,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to certain of the Company’s initial stockholders and certain funds and accounts managed by subsidiaries of BlackRock, Inc. (the “Private Placement Warrants Purchasers”), generating gross proceeds of $
10.4 million (Note 4), and incurring offering costs of approximately $8,000. In connection with the consummation of the sale of additional Units pursuant to the underwriter’s over-allotment option on August 13, 2020, the Company sold an additional 840,000 Private Placement Warrants to the Private Placement Warrants Purchasers, generating additional gross proceeds of approximately $1.3 million.
Trust Account
Upon the closing of the Initial Public Offering and the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and Private Placement Warrants in the Private Placement were placed in a trust account (“Trust
Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and held as cash or invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Initial Business Combination
The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering were intended to be generally applied toward completing a Business Combination. The Company’s stockholders approved the Business Combination with WeWork Inc. (“WeWork”), the leading flexible space provider. On October 19, 2021, BowX held a special meeting of its stockholders (the “Special Meeting”) in connection with the Business Combination. BowX’s stockholders voted to approve its business combination with WeWork.
The Company, after signing a definitive agreement for a Business Combination, was to either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which Public Stockholders may seek to redeem their Public shares, regardless of whether they vote for or against the Business Combination or do not vote at all, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, or (ii) provide the Public Stockholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. These Public Shares have been recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” Prior to the Special Meeting, a total of 15,006,786 shares of Class A Common Stock were presented for redemption for cash at a price of $10.00 per share in connection with the Special Meeting (the “Redemptions”).
Consummated Business Combination
On October 20, 2021, the Company, BowX Merger Subsidiary Corp. (“Merger Sub”), a newly formed wholly owned subsidiary of the Company, and WeWork Inc., a Delaware corporation, consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated March 25, 2021. Merger Sub merged with and into New WeWork Inc., a Delaware corporation formerly known as WeWork Inc. (“Prior WeWork”, and such merger sometimes referred to as the “First Merger”), with Prior WeWork surviving the First Merger as a wholly owned subsidiary of BowX (Prior WeWork, in its capacity as the surviving corporation of the First Merger, is sometimes referred to as the “Surviving Corporation”). Immediately following and as part of the same overall transaction as the First Merger, the Surviving Corporation merged with and into BowX Merger Subsidiary II, LLC (“Merger Sub II”), a Delaware limited liability company and a direct wholly owned subsidiary of BowX (the “Second Merger” and, together with the First Merger and with the other transactions described in the Merger Agreement, the “Business Combination”), with Merger Sub II being the surviving entity of the Second Merger. In connection with the closing of the Business Combination, BowX changed its name to WeWork Inc. See the
Form 8-K,
filed with the SEC on October 26, 2021, for additional information.